Detail of Certain Balance Sheet Accounts - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Other current assets
Prepaid expenses		$ 476	$ 445
Other		159	143
Other current assets	$ 778	$ 635	$ 588